Trade Receivables and Other Current Assets - Disclosure of Subsidies Receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Receivables1 [abstract]
Research tax credit	$ 10,703	$ 9,140
Total subsidies receivables	$ 10,703	$ 9,140